UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

Prepared Portfolio 2010

Prepared Portfolio 2015

Prepared Portfolio 2020

Prepared Portfolio 2025

Prepared Portfolio 2030

Prepared Portfolio 2035

Prepared Portfolio 2040

Prepared Portfolio 2045

Prepared Portfolio 2050

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Funds II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2009

Date of reporting period: 11/01/2008 – 01/31/2009

Item 1	–	Schedule of Investments

Schedules of Investments January 31, 2009 (Unaudited)	Prepared Portfolio 2010
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 51.4%
BlackRock Capital Appreciation Portfolio (a)	21,065	$237,190
BlackRock Global Dynamic Equity Fund	33,790	280,454
BlackRock Global Emerging Markets Fund	7,291	67,882
BlackRock Latin America Fund, Inc. (a)	1,126	33,246
BlackRock Small Cap Core Equity Portfolio (a)	10,576	111,577
Master Basic Value LLC	342,116	249,066
Master Large Cap Core Portfolio	380,426	269,347

		1,248,762

Fixed Income Funds — 49.6%
BlackRock High Yield Bond Portfolio	10,364	54,201
BlackRock Inflation Protected Bond Portfolio	25,218	246,381
BlackRock International Bond Portfolio	17,749	185,653
BlackRock Total Return Fund	75,179	720,962

		1,207,197

Total Affiliated Investment Companies — 101.0% (Cost — $2,819,382*)		2,455,959
Liabilities in Excess of Other Assets — (1.0)%		(23,121)

Net Assets — 100.0%		$2,432,838

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,856,090

Gross unrealized appreciation	$—
Gross unrealized depreciation	(400,131)

Net unrealized depreciation	$(400,131)

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1	$2,455,959
Level 2	—
Level 3	—

Total	$2,455,959

JANUARY 31, 2009	0

Schedules of Investments January 31, 2009 (Unaudited)	Prepared Portfolio 2015
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 54.8%
BlackRock Capital Appreciation Portfolio (a)	36,870	$415,158
BlackRock Global Dynamic Equity Fund	59,498	493,835
BlackRock Global Emerging Markets Fund	12,660	117,868
BlackRock Latin America Fund, Inc. (a)	1,921	56,739
BlackRock Small Cap Core Equity Portfolio (a)	18,461	194,764
Master Basic Value LLC	623,208	438,731
Master Large Cap Core Portfolio	684,332	475,219

		2,192,314

Fixed Income Funds — 45.9%
BlackRock High Yield Bond Portfolio	15,498	81,053
BlackRock Inflation Protected Bond Portfolio	38,355	374,724
BlackRock International Bond Portfolio	26,958	281,976
BlackRock Total Return Fund	114,432	1,097,402

		1,835,155

Total Affiliated Investment Companies — 100.7% (Cost — $4,923,044*)		4,027,469
Liabilities in Excess of Other Assets — (0.7)%		(26,388)

Net Assets — 100.0%		$4,001,081

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,916,251

Gross unrealized appreciation	$—
Gross unrealized depreciation	(888,782)

Net unrealized depreciation	$(888,782)

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1	$4,027,469
Level 2	—
Level 3	—

Total	$4,027,469

1	JANUARY 31, 2009

Schedules of Investments January 31, 2009 (Unaudited)	Prepared Portfolio 2020
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 61.8%
BlackRock Capital Appreciation Portfolio (a)	63,145	$711,015
BlackRock Global Dynamic Equity Fund	101,228	840,195
BlackRock Global Emerging Markets Fund	21,756	202,546
BlackRock Latin America Fund, Inc. (a)	3,277	96,781
BlackRock Small Cap Core Equity Portfolio (a)	31,575	333,114
Master Basic Value LLC	1,059,525	747,734
Master Large Cap Core Portfolio	1,163,094	804,334

		3,735,719

Fixed Income Funds — 39.4%
BlackRock High Yield Bond Portfolio	20,276	106,042
BlackRock Inflation Protected Bond Portfolio	49,928	487,795
BlackRock International Bond Portfolio	34,979	365,883
BlackRock Total Return Fund	148,305	1,422,244

		2,381,964

Total Affiliated Investment Companies — 101.2% (Cost — $7,595,715*)		6,117,683
Liabilities in Excess of Other Assets — (1.2)%		(70,405)

Net Assets — 100.0%		$6,047,278

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$7,534,029

Gross unrealized appreciation	$—
Gross unrealized depreciation	(1,416,346)

Net unrealized depreciation	$(1,416,346)

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1	$6,117,863
Level 2	—
Level 3	—

Total	$6,117,683

JANUARY 31, 2009	2

Schedules of Investments January 31, 2009 (Unaudited)	Prepared Portfolio 2025
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 71.3%
BlackRock Capital Appreciation Portfolio (a)	40,746	$458,805
BlackRock Global Dynamic Equity Fund	65,693	545,253
BlackRock Global Emerging Markets Fund	14,030	130,623
BlackRock Latin America Fund, Inc. (a)	2,148	63,425
BlackRock Small Cap Core Equity Portfolio (a)	20,443	215,672
Master Basic Value LLC	675,843	483,004
Master Large Cap Core Portfolio	732,741	519,924

		2,416,706

Fixed Income Funds — 29.4%
BlackRock High Yield Bond Portfolio	8,482	44,359
BlackRock Inflation Protected Bond Portfolio	20,678	202,025
BlackRock International Bond Portfolio	14,629	153,019
BlackRock Total Return Fund	62,049	595,049

		994,452

Total Affiliated Investment Companies — 100.7% (Cost — $4,135,050*)		3,411,158
Liabilities in Excess of Other Assets — (0.7)%		(22,728)

Net Assets — 100.0%		$3,388,430

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$4,124,046

Gross unrealized appreciation	$—
Gross unrealized depreciation	(712,888)

Net unrealized depreciation	$(712,888)

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1	$3,411,158
Level 2	—
Level 3	—

Total	$3,411,158

3	ANNUAL REPORT	JANUARY 31, 2009

Schedules of Investments January 31, 2009 (Unaudited)	Prepared Portfolio 2030
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 83.2%
BlackRock Capital Appreciation Portfolio (a)	64,189	$722,767
BlackRock Global Dynamic Equity Fund	102,479	850,575
BlackRock Global Emerging Markets Fund	22,391	208,462
BlackRock Latin America Fund, Inc. (a)	3,416	100,872
BlackRock Small Cap Core Equity Portfolio (a)	32,543	343,328
Master Basic Value LLC	1,009,463	755,354
Master Large Cap Core Portfolio	956,254	681,693

		3,663,051

Fixed Income Funds — 17.3%
BlackRock High Yield Bond Portfolio	5,363	28,048
BlackRock Inflation Protected Bond Portfolio	13,087	127,861
BlackRock International Bond Portfolio	9,161	95,827
BlackRock Total Return Fund	52,958	507,864

		759,600

Total Affiliated Investment Companies — 100.5% (Cost — $5,648,894*)		4,422,651
Liabilities in Excess of Other Assets — (0.5)%		(23,278)

Net Assets — 100.0%		$4,399,373

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$5,571,691

Gross unrealized appreciation	$—
Gross unrealized depreciation	(1,149,040)

Net unrealized depreciation	$(1,149,040)

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1	$4,422,651
Level 2	—
Level 3	—

Total	$4,422,651

JANUARY 31, 2009	4

Schedules of Investments January 31, 2009 (Unaudited)	Prepared Portfolio 2035
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 93.6%
BlackRock Capital Appreciation Portfolio (a)	29,290	$329,806
BlackRock Global Dynamic Equity Fund	47,442	393,773
BlackRock Global Emerging Markets Fund	10,078	93,830
BlackRock Latin America Fund, Inc. (a)	1,522	44,952
BlackRock Small Cap Core Equity Portfolio (a)	14,659	154,656
Master Basic Value LLC	493,569	349,920
Master Large Cap Core Portfolio	533,304	376,697

		1,743,634

Fixed Income Funds — 7.5%
BlackRock High Yield Bond Portfolio	1,129	5,907
BlackRock Inflation Protected Bond Portfolio	2,959	28,909
BlackRock International Bond Portfolio	2,091	21,870
BlackRock Total Return Fund	8,663	83,077

		139,763

Total Affiliated Investment Companies — 101.1% (Cost — $2,514,903*)		1,883,397
Liabilities in Excess of Other Assets — (1.1)%		(20,644)

Net Assets — 100.0%		$1,862,753

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,471,489

Gross unrealized appreciation	$—
Gross unrealized depreciation	(588,092)

Net unrealized depreciation	$(588,092)

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1	$1,883,397
Level 2	—
Level 3	—

Total	$1,883,397

5	JANUARY 31, 2009

Schedules of Investments January 31, 2009 (Unaudited)	Prepared Portfolio 2040
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 93.6%
BlackRock Capital Appreciation Portfolio (a)	29,836	$335,952
BlackRock Global Dynamic Equity Fund	48,225	400,268
BlackRock Global Emerging Markets Fund	10,275	95,659
BlackRock Latin America Fund, Inc. (a)	1,550	45,757
BlackRock Small Cap Core Equity Portfolio (a)	15,033	158,603
Master Basic Value LLC	498,953	355,804
Master Large Cap Core Portfolio	536,930	382,476

		1,774,519

Fixed Income Funds — 7.4%
BlackRock High Yield Bond Portfolio	1,280	6,695
BlackRock Inflation Protected Bond Portfolio	2,933	28,656
BlackRock International Bond Portfolio	2,083	21,790
BlackRock Total Return Fund	8,790	84,293

		141,434

Total Affiliated Investment Companies — 101.0% (Cost — $2,543,842*)		1,915,953
Liabilities in Excess of Other Assets — (1.0)%		(19,618)

Net Assets — 100.0%		$1,896,335

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,513,818

Gross unrealized appreciation	$—
Gross unrealized depreciation	(597,865)

Net unrealized depreciation	$(597,865)

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1	$1,915,953
Level 2	—
Level 3	—

Total	$1,915,953

JANUARY 31, 2009	6

Schedules of Investments January 31, 2009 (Unaudited)	Prepared Portfolio 2045
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 94.2%
BlackRock Capital Appreciation Portfolio (a)	11,536	$129,899
BlackRock Global Dynamic Equity Fund	18,846	156,420
BlackRock Global Emerging Markets Fund	3,927	36,565
BlackRock Latin America Fund, Inc. (a)	596	17,608
BlackRock Small Cap Core Equity Portfolio (a)	5,782	60,998
Master Basic Value LLC	196,956	139,024
Master Large Cap Core Portfolio	211,157	149,799

		690,313

Fixed Income Funds — 7.7%
BlackRock High Yield Bond Portfolio	451	2,361
BlackRock Inflation Protected Bond Portfolio	1,162	11,355
BlackRock International Bond Portfolio	795	8,315
BlackRock Total Return Fund	3,559	34,134

		56,165

Total Affiliated Investment Companies — 101.9% (Cost — $978,901*)		746,478
Liabilities in Excess of Other Assets — (1.9)%		(13,858)

Net Assets — 100.0%		$732,620

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$974,376

Gross unrealized appreciation	$—
Gross unrealized depreciation	(227,898)

Net unrealized depreciation	$(227,898)

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1	$746,478
Level 2	—
Level 3	—

Total	$746,478

7	JANUARY 31, 2009

Schedules of Investments January 31, 2009 (Unaudited)	Prepared Portfolio 2050
(Percentages shown are based on Net Assets)

	Shares/ Beneficial Interest	Value
Affiliated Investment Companies
Equity Funds — 96.5%
BlackRock Capital Appreciation Portfolio (a)	8,953	$100,813
BlackRock Global Dynamic Equity Fund	14,417	119,664
BlackRock Global Emerging Markets Fund	3,106	28,918
BlackRock Latin America Fund, Inc. (a)	487	14,391
BlackRock Small Cap Core Equity Portfolio (a)	4,521	47,694
Master Basic Value LLC	175,673	105,724
Master Large Cap Core Portfolio	152,899	114,857

		532,061

Fixed Income Funds — 7.7%
BlackRock High Yield Bond Portfolio	389	2,032
BlackRock Inflation Protected Bond Portfolio	914	8,931
BlackRock International Bond Portfolio	607	6,351
BlackRock Total Return Fund	2,622	25,144

		42,458

Total Affiliated Investment Companies — 104.2% (Cost — $728,001*)		574,519
Liabilities in Excess of Other Assets — (4.2)%		(23,098)

Net Assets — 100.0%		$551,421

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$719,401

Gross unrealized appreciation	$—
Gross unrealized depreciation	(144,882)

Net unrealized depreciation	$(144,882)

(a)	Non-income producing security.

•

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market – corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2009 in determining the fair valuation of the Portfolio’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1	$574,519
Level 2	—
Level 3	—

Total	$574,519

JANUARY 31, 2009	8

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Funds II

Date: March 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: March 25, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: March 25, 2009